Condensed Interim Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 482,647	$ 2,839,369	$ 347,896
Prepayments and receivables	407,519	796,846	166,073
Investment in securities	1,742,939	4,030,559	540,814
Total current assets	2,633,105	7,666,774	1,054,783
Non-current assets
Deposits	0	0	24,977
Mineral properties	7,960,012	4,834,615	7,840,981
Total non-current assets	7,960,012	4,834,615	7,865,958
Total assets	10,593,117	12,501,389	8,920,741
Current liabilities
Accounts payable and accrued liabilities	94,794	50,894	198,422
Warrant liability	0	1,832,191	857,250
Total current liabilities	94,794	1,883,085	1,055,672
Non-current liabilities
Note payable to related parties	0	0	148,623
Total liabilities	94,794	1,883,085	1,204,295
Shareholders' equity
Share capital	31,059,350	25,172,222	22,204,510
Reserves	1,542,409	812,585	568,124
Cumulative translation adjustment	0	(430,033)	(308,667)
Deficit	(22,103,436)	(14,936,470)	(14,747,521)
Total shareholders' equity	10,498,323	10,618,304	7,716,446
Total liabilities and shareholders' equity	$ 10,593,117	$ 12,501,389	$ 8,920,741